Property, Plant and Equipment (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Cost	$ 568,808	$ 637,614
Accumulated Depreciation	(506,686)	(515,385)
Reclassified to Discontinued Operation		(14,756)
Net Book Value	62,122	107,473
Vehicle [Member]
Cost	27,543	27,543
Accumulated Depreciation	(15,855)	(8,902)
Reclassified to Discontinued Operation		0
Net Book Value	11,688	18,641
Mining Equipment [Member]
Cost	49,430	102,830
Accumulated Depreciation	(22,764)	(55,609)
Reclassified to Discontinued Operation		(10,570)
Net Book Value	26,666	36,651
Office Equipment [Member]
Cost	49,600	63,815
Accumulated Depreciation	(44,640)	(50,802)
Reclassified to Discontinued Operation		(3,473)
Net Book Value	4,960	9,540
Furniture and Fixtures [Member]
Cost	1,906	3,097
Accumulated Depreciation	(733)	(891)
Reclassified to Discontinued Operation		(713)
Net Book Value	1,173	1,493
Building [Member]
Cost	440,329	440,329
Accumulated Depreciation	(422,694)	(399,181)
Reclassified to Discontinued Operation		0
Net Book Value	$ 17,635	$ 41,148